SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	72,690
Granted | shares	26,646
Exercised | shares	(17,923)
Forfeited | shares	(5,265)
Outstanding - end of the year | shares	76,148
RSUs exercisable at the end of the year | shares	0
Vested and expected to vest | shares	76,148
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 6.13
Granted | $ / shares	3.5
Exercised | $ / shares	7.62
Forfeited | $ / shares	3.3
Outstanding - end of the year | $ / shares	4.75
RSUs exercisable at the end of the year | $ / shares	0
Vested and expected to vest | $ / shares	$ 4.75
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 309
Outstanding - end of the year | $	142
RSUs exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 142